Subsequent Events (Details)	Dec. 31, 2024 $ / shares
HCM II Acquisition Corp
Subsequent Events (Details) [Line Items]
Share price per share	$ 0.0001
Common Class A [Member]
Subsequent Events (Details) [Line Items]
Share price per share	$ 0.0001